14. STOCK-BASED COMPENSATION (Details 1) (USD $)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Number of Options Outstanding, Beginning	91,800,285
Number of Options Granted	9,872,518
Number of Options Exercised
Number of Options Forfeited/canceled	(1,000,000)
Number of Options Outstanding, Ending	100,672,803
Number of Options Vested and expected to vest at June 30, 2012	96,610,824
Number of Options Exercisable, June 30, 2012	68,426,814
Weighted Average Exercise Price Outstanding, Beginning	$ 0.23
Weighted Average Exercise Price Granted	$ 0.1
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Forfeited/canceled	$ 0.12
Weighted Average Exercise Price Outstanding, Ending	$ 0.22
Weighted Average Exercise Price Vested and expected to vest at June 30, 2012	$ 0.22
Weighted Average Exercise Price Exercisable, June 30, 2012	$ 0.23
Weighted Average Remaining Contractual Life (in years) Outstanding, Beginning	8 years 2 months 8 days
Weighted Average Remaining Contractual Life (in years) Outstanding, Ending	7 years 11 months 12 days
Weighted Average Remaining Contractual Life (in years) Vested and expected to vest at June 30,2012	7 years 10 months 24 days
Weighted Average Remaining Contractual Life (in years) Exercisable, June 30, 2012	7 years 6 months 2 days
Aggregate Intrinsic Value Outstanding, Beginning
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited/canceled
Aggregate Intrinsic Value Outstanding	700
Aggregate Intrinsic Value Vested and expected to vest at June 30, 2012	$ 700
Aggregate Intrinsic Value Exercisable, June 30, 2012	$ 700